Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2020	Feb. 29, 2020	Dec. 31, 2019	Feb. 28, 2019
Income Taxes
Percentage of deductions from adjustable taxable income					50.00%	50.00%	30.00%	30.00%
Income tax expense	$ 29	$ 12	$ 85	$ 49		$ 129		$ 55
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	0.20%	0.10%	0.20%	0.10%		21.00%		21.00%